2012 Retention Plan - Additional Information (Detail)		6 Months Ended
	Dec. 05, 2012	Jun. 30, 2015
Debt Instrument [Line Items]
Liquidation preference description		The holders of Series D convertible preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.
2012 Retention Plan | Maximum
Debt Instrument [Line Items]
Liquidation preference description	The plan provides for certain payments to be made to plan participants, up to a maximum of 10% of the total liquidation preference due to holders of Company preferred stock, in the event of a "Corporate Transaction" and corresponding liquidation preference payments made to holders of Company preferred stock.